STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Increase (Decrease) in Members' Capital
Members' Capital	$ 978,349,405
Members' Capital (in Units)	632,945,962
Net Income (Loss)	104,449,106		56,873,333		(69,517,847)
Members' Capital	981,085,057		978,349,405
Members' Capital (in Units)	593,821,837		632,945,962
Class A
Increase (Decrease) in Members' Capital
Members' Capital	155,214,109		174,373,801		179,178,644
Members' Capital (in Units)	89,279,211		105,821,750		102,409,963
Subscriptions	10,612,854		16,098,619		50,675,735
Subscriptions (in Units)	6,060,784		9,547,008		29,640,100
Redemptions	(54,917,429)		(44,097,135)		(43,814,019)
Redemptions (in Units)	(31,194,072)		(26,089,547)		(26,228,313)
Net Income (Loss)	13,483,535		8,838,824		(11,666,559)
Members' Capital	124,393,069		155,214,109		174,373,801
Members' Capital (in Units)	64,145,923		89,279,211		105,821,750
Class C
Increase (Decrease) in Members' Capital
Members' Capital	460,460,237		510,141,341		495,110,458
Members' Capital (in Units)	289,256,969		334,741,567		302,923,116
Subscriptions	57,435,022		46,650,874		147,487,040
Subscriptions (in Units)	35,919,103		30,030,602		92,775,855
Redemptions	(95,527,726)		(117,187,044)		(94,603,982)
Redemptions (in Units)	(59,600,117)		(75,515,200)		(60,957,404)
Net Income (Loss)	44,502,882		20,855,066		(37,852,175)
Members' Capital	466,870,415		460,460,237		510,141,341
Members' Capital (in Units)	265,575,955		289,256,969		334,741,567
Class D
Increase (Decrease) in Members' Capital
Members' Capital	85,498,186		169,628,029		166,986,022
Members' Capital (in Units)	46,696,897		99,225,678		93,387,095
Subscriptions	6,729,000		10,820,354		28,547,708
Subscriptions (in Units)	3,680,491		6,206,542		16,402,430
Redemptions	(27,845,562)		(106,288,749)		(18,316,402)
Redemptions (in Units)	(15,055,011)		(58,735,323)		(10,563,847)
Net Income (Loss)	8,847,077		11,338,552		(7,589,299)
Members' Capital	73,228,701		85,498,186		169,628,029
Members' Capital (in Units)	35,322,377		46,696,897		99,225,678
Class I
Increase (Decrease) in Members' Capital
Members' Capital	85,244,114		85,499,452		89,030,337
Members' Capital (in Units)	47,689,327		50,667,859		49,889,508
Subscriptions	4,451,221		11,980,169		23,922,022
Subscriptions (in Units)	2,489,090		6,983,219		13,773,459
Redemptions	(34,215,466)		(17,299,983)		(22,162,942)
Redemptions (in Units)	(19,022,768)		(9,961,751)		(12,995,108)
Net Income (Loss)	6,888,405		5,064,476		(5,289,965)
Members' Capital	62,368,274		85,244,114		85,499,452
Members' Capital (in Units)	31,155,649		47,689,327		50,667,859
Class DS
Increase (Decrease) in Members' Capital
Members' Capital	50,584,682		92,418,972		154,664,303
Members' Capital (in Units)	27,662,374		54,128,029		86,602,313
Subscriptions	6,919,320
Subscriptions (in Units)	3,783,452
Redemptions	(18,956,021)		(46,685,825)		(56,228,117)
Redemptions (in Units)	(10,234,326)		(26,465,655)		(32,474,284)
Net Income (Loss)	5,371,945		4,851,535		(6,017,214)
Members' Capital	43,919,926		50,584,682		92,418,972
Members' Capital (in Units)	21,211,500		27,662,374		54,128,029
Class DT
Increase (Decrease) in Members' Capital
Members' Capital	14,111,527		23,677,969		34,131,627
Members' Capital (in Units)	7,308,839		13,202,221		18,285,820
Redemptions	(3,884,216)		(11,009,023)		(9,201,191)
Redemptions (in Units)	(1,967,786)		(5,893,382)		(5,083,599)
Net Income (Loss)	1,590,873		1,442,581		(1,252,467)
Members' Capital	11,818,184		14,111,527		23,677,969
Members' Capital (in Units)	5,341,053		7,308,839		13,202,221
Class M
Increase (Decrease) in Members' Capital
Members' Capital	47,512,048	[1]	36,647,613	[1]
Members' Capital (in Units)	46,183,286	[1]	38,151,931	[1]
Subscriptions	62,511,694	[1]	16,330,357	[1]	36,497,781	[1]
Subscriptions (in Units)	60,133,744	[1]	16,525,784	[1]	38,151,931	[1]
Redemptions	(15,026,145)	[1]	(8,514,087)	[1]
Redemptions (in Units)	(14,116,709)	[1]	(8,494,429)	[1]
Net Income (Loss)	12,404,112	[1]	3,048,165	[1]	149,832	[1]
Members' Capital	107,401,709	[1]	47,512,048	[1]	36,647,613	[1]
Members' Capital (in Units)	92,200,321	[1]	46,183,286	[1]	38,151,931	[1]
Class F
Increase (Decrease) in Members' Capital
Members' Capital	46,554,511	[2]
Members' Capital (in Units)	46,520,691	[2]
Subscriptions			45,942,000	[2]
Subscriptions (in Units)			46,520,691	[2]
Net Income (Loss)	6,633,747	[2]	612,511	[2]
Members' Capital	53,188,258	[2]	46,554,511	[2]
Members' Capital (in Units)	46,520,691	[2]	46,520,691	[2]
Class F1
Increase (Decrease) in Members' Capital
Members' Capital	33,169,991	[3]
Members' Capital (in Units)	32,348,368	[3]
Subscriptions			32,348,368	[3]
Subscriptions (in Units)			32,348,368	[3]
Net Income (Loss)	4,726,530	[3]	821,623	[3]
Members' Capital	37,896,521	[3]	33,169,991	[3]
Members' Capital (in Units)	32,348,368	[3]	32,348,368	[3]
Total Members' Interest
Increase (Decrease) in Members' Capital
Members' Capital	978,349,405		1,092,387,177		1,119,101,391
Members' Capital (in Units)	632,945,962		695,939,035		653,497,815
Subscriptions	148,659,111		180,170,741		287,130,286
Subscriptions (in Units)	112,066,664		148,162,214		190,743,775
Redemptions	(250,372,565)		(351,081,846)		(244,326,653)
Redemptions (in Units)	(151,190,789)		(211,155,287)		(148,302,555)
Net Income (Loss)	104,449,106		56,873,333		(69,517,847)
Members' Capital	$ 981,085,057		$ 978,349,405		$ 1,092,387,177
Members' Capital (in Units)	593,821,837		632,945,962		695,939,035

[1]	Units issued on March 1, 2012.
[2]	Units issued on May 16, 2013.
[3]	Units issued on June 1, 2013.